REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM

To the Shareholders of The E-
Valuator Very Conservative (0%-
15%) RMS Fund, The E-Valuator
Conservative (15%-30%) RMS Fund,
The E-Valuator
Conservative/Moderate (30%-50%)
RMS Fund, The E- Valuator
Moderate (50%-70%) RMS Fund,
The E-Valuator Growth (70%-85%)
RMS Fund, and The E- Valuator
Aggressive Growth (85%-99%) RMS
Fund, and the Board of Trustees of
E-Valuator Funds Trust

In planning and performing our
audit of the financial statements of
The E-Valuator Very Conservative
(0%- 15%) RMS Fund, The E-
Valuator Conservative (15%-30%)
RMS Fund, The E-Valuator
Conservative/Moderate (30%-50%)
RMS Fund, The E-Valuator
Moderate (50%-70%) RMS Fund,
The E- Valuator Growth (70%-85%)
RMS Fund, and The E-Valuator
Aggressive Growth (85%-99%) RMS
Fund (the "Funds"), each a series of
E-Valuator Funds Trust, as of and
for the year ended September 30,
2023, in accordance with the
standards of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds' internal
control over financial reporting,
including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A fund's internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding the
reliability of financial reporting and
the preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles (GAAP). A
fund's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the fund; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with GAAP, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management and
trustees of the fund; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use or disposition of a
fund's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned
functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency,
or combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
Funds' annual or interim financial
statements will not be prevented
or detected on a timely basis.






Our consideration of the Funds'
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Funds' internal
control over financial reporting and
its operation, including controls
over safeguarding securities, that
we consider to be a material
weakness as defined above as of
September 30, 2023.

This report is intended solely for
the information and use of
management and the Board of
Trustees of the Funds and the
Securities and Exchange
Commission and is not intended to
be and should not be used by
anyone other than these specified
parties.


/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2023